Contingent Liabilities (Details) (USD $)	Dec. 31, 2012
Contingent Liabilities [Line Items]
Accrued environmental loss liabilities	$ 17,000,000
Commitments For Construction And Acquisition Of Property Plant And Equipment	1,200,000,000
Environmental Protection Agency [Member]
Contingent Liabilities [Line Items]
Accrued environmental loss liabilities	10,000,000
Natural gas underground storage facilities [Member]
Contingent Liabilities [Line Items]
Accrued environmental loss liabilities	$ 7,000,000